Group Companies - Summary of Investment in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2020
24th Street Operator Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	24th Street Operator Sub, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
36th Street IHG Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	36th Street IHG Sub, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
426 Main Ave LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	426 Main Ave LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
46 Nevins Street Associates, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	46 Nevins Street Associates, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
2250 Blake Street Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	2250 Blake Street Hotel, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Allegro Management LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Allegro Management LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Alpha Kimball Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Alpha Kimball Hotel LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
American Commonwealth Assurance Co.Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	American Commonwealth Assurance Co. Ltd.
Registered addresses	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
Ownership Percentage	100.00%
Asia Pacific Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Asia Pacific Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Barclay Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Barclay Operating Corp
Registered addresses	600 Mamaroneck Avenue #400, 10528 Harrison, NY 10528, USA
Ownership Percentage	100.00%
BHMC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHMC Canada Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
BHR Holdings B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
BHR Pacific Holdings Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Pacific Holdings, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
BHTC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHTC Canada Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
Blythswood Square Glasgow Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Blythswood Square Glasgow Hotel OpCo Ltd
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
BOC Barclay Sub LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BOC Barclay Sub LLC
Registered addresses	600 Mamaroneck Avenue #400, 10528 Harrison, NY 10528, USA
Ownership Percentage	100.00%
Bristol Oakbrook Tenant Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Bristol Oakbrook Tenant Company
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Cambridge Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cambridge Lodging LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Capital Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Capital Lodging LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
CF Irving Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF Irving Owner, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
CF McKinney Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF McKinney Owner, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
CF Waco Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF Waco Owner, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Compania Inter Continental De Hoteles El Salvador SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Compania InterContinental De Hoteles El Salvador S A
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Crowne Plaza LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Crowne Plaza LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Cumberland Akers Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cumberland Akers Hotel LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Dunwoody Operations, Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Dunwoody Operations, Inc
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Edinburgh George Street Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Edinburgh George Street Hotel OpCo Ltd
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Edinburgh IC Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Edinburgh IC Limited
Registered addresses	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
Ownership Percentage	100.00%
EVEN Real Estate Holding LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	EVEN Real Estate Holding LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
General Innkeeping Acceptance Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	General Innkeeping Acceptance Corporation
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Grand Central Glasgow Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Grand Central Glasgow Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Guangzhou SC Hotels Services Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Guangzhou SC Hotels Services Ltd.
Registered addresses	Building 4, No. 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
Ownership Percentage	100.00%
H.I. (Ireland) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	H.I. (Ireland) Limited
Registered addresses	29 Earlsfort Terrace, Dublin 2, D02 AY28, Ireland
Ownership Percentage	100.00%
HI Sugarloaf, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HI Sugarloaf, LLC
Registered addresses	2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
Ownership Percentage	100.00%
Hale International Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hale International Ltd.
Registered addresses	Start Chambers, Wickham’s Cay II, P.O. Box 2221, Road Town, Tortola, VG1110, British Virgin Islands
Ownership Percentage	100.00%
HC International Holdings, Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HC International Holdings, Inc.
Registered addresses	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
HH France Holdings SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH France Holdings SAS
Registered addresses	31–33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
HH Hotels (EMEA) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (EMEA) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
HH Hotels (Romania) SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (Romania) SRL
Registered addresses	Bucharest, 1st District, 50–52 Buzesti St, 83 module, 11 floor, Romania
Ownership Percentage	100.00%
HIM (Aruba) NV [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HIM (Aruba) NV
Registered addresses	230 J E Irausquin Boulevard, Palm Beach, Aruba
Ownership Percentage	100.00%
Hoft Properties LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoft Properties LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Hospitality Franchising, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Hospitality Franchising, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Inn Mexicana S.A. de C.V [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inn Mexicana S.A. de C.V.
Registered addresses	Ontario # 1050, Col. Providencia. Guadalajara, Jalisco CP 44630, Mexico
Ownership Percentage	100.00%
Holiday Inns (China) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (China) Ltd
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns (Courtalin) Holdings [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) Holding
Registered addresses	31–33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (Courtalin) SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) SAS
Registered addresses	31–33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (England) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (England) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Holiday Inns (Germany), LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Germany), LLC
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Jamaica) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Jamaica) Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Middle East) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Middle East) Limited
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns (Philippines) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Philippines), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Saudi Arabia) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Saudi Arabia), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Thailand) Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Thailand) Ltd.
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns (UK), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (UK), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns Crowne Plaza (Hong Kong), Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Crowne Plaza (Hong Kong), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns Holdings (Australia) Pty Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Holdings (Australia) Pty Ltd
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
Holiday Inns Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Inns Investment (Nepal) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Investment (Nepal) Ltd.
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns of America (UK) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns of America (UK) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Holiday Inns of Belgium N.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns of Belgium N.V.
Registered addresses	Rond-Point Robert Schuman 11, 1040 Brussels, Belgium
Ownership Percentage	100.00%
Holiday Pacific Equity Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Equity Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Pacific LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Pacific Partners, LP [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Partners, LP
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Hotel InterContinental London (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel InterContinental London (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Hotel Inter-Continental London Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel Inter-Continental London Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Hoteles Y Turismo HIH SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoteles Y Turismo HIH SRL
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IC Hotelbetriebsfuhrungs GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotelbetriebsfuhrungs GmbH
Registered addresses	QBC 4 – Am Belvedere 4, 1100, Vienna, Austria
Ownership Percentage	100.00%
IC Hotels Management (Portugal) Unipessoal, Lda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotels Management (Portugal) Unipessoal, Lda
Registered addresses	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
Ownership Percentage	100.00%
IC International Hotels Limited Liability Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC International Hotels Limited Liability Company
Registered addresses	24, Rusakovskaya Str., Moscow 107014, Russian Federation
Ownership Percentage	100.00%
IHC Buckhead, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Buckhead, LLC
Registered addresses	2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
Ownership Percentage	100.00%
IHC Edinburgh (Holdings) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Edinburgh (Holdings)
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC Hopkins (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hopkins (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC Hotel Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hotel Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC Inter-Continental (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Inter-Continental (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC London (Holdings) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC London (Holdings)
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC May Fair (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC May Fair (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC May Fair Hotel Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC May Fair Hotel Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC M-H (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC M-H (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC Overseas (U.K.) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Overseas (U.K.) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC UK (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC UK (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHC United States (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC United States (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC Willard (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Willard (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG (Marseille) SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Marseille) SAS
Registered addresses	31–33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
IHG (Myanmar) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Myanmar) Ltd
Registered addresses	No. 84, Pan Hlaing Street, Unit #1, Level 8, Uniteam Marine Office Building, Sanchuang Township, Yangon, Myanmar
Ownership Percentage	100.00%
IHG (Thailand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Thailand) Limited
Registered addresses	973 President Tower, 7th Floor, Units 7A, 7F, 7G and 7H, Ploenchit Road, Khwaeng Lumpini, Khet Pathumwan, Bangkok Metropolis, 10330, Thailand
Ownership Percentage	100.00%
IHG Amsterdam Management BV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Amsterdam Management BV
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
IHG Bangkok Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Bangkok Ltd
Registered addresses	Start Chambers, Wickham’s Cay II, P.O. Box 2221, Road Town, Tortola, VG1110, British Virgin Islands
Ownership Percentage	100.00%
IHG Brasil Administracao de Hoteis e Servicos Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Brasil Administracao de Hoteis e Servicos Ltda
Registered addresses	Alameda Jau 536, Suite 3S-B, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
IHG Civ Holding CoInvestment Fund LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Civ Holding Co-Investment Fund, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG Civ Holding Main Fund LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Civ Holding Main Fund, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG Commission Services SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Commission Services SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004
Ownership Percentage	100.00%
IHG Community Development, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Community Development, LLC
Registered addresses	2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
Ownership Percentage	100.00%
IHG de Argentina SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG de Argentina SA
Registered addresses	Avenida Cordoba 1547, piso 8, oficina A, Buenos Aires, Argentina
Ownership Percentage	100.00%
IHG ECS (Barbados) SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ECS (Barbados) SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004
Ownership Percentage	100.00%
IHG Franchising Brasil Ltda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising Brasil Ltda
Registered addresses	Alameda Jau 536, Suite 3S-D, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
IHG Franchising DR Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising DR Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG Franchising LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG Hotels (New Zealand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels (New Zealand) Limited
Registered addresses	Level 10, 2 Commerce Street, Auckland Central, Auckland 1000, New Zealand
Ownership Percentage	100.00%
IHG Hotels Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHG Hotels Management (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Management (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
IHG Hotels Nigeria Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Nigeria Limited
Registered addresses	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
Ownership Percentage	100.00%
IHG Hotels South Africa (Pty) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels South Africa (Pty) Limited
Registered addresses	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
Ownership Percentage	100.00%
IHG International Partnership [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG International Partnership
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHG Istanbul Otel Ynetim Limited Sirketi [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Istanbul Otel Yönetim Limited Sirketi
Registered addresses	Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, Istanbul, Turkey
Ownership Percentage	100.00%
IHG Japan (Management) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Management) LLC
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	100.00%
IHG Japan (Osaka) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Osaka) LLC
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	100.00%
IHG Management (Maryland) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Maryland) LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD 20815, USA
Ownership Percentage	100.00%
IHG Management (Netherlands) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Netherlands) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
IHG Management d.o.o Beograd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management d.o.o. Beograd
Registered addresses	Krunska 73, Beograd, 11000, Serbia
Ownership Percentage	100.00%
IHG Management MD Barclay Sub LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management MD Barclay Sub LLC
Registered addresses	600 Mamaroneck Avenue #400, 10528 Harrison, NY 10528, USA
Ownership Percentage	100.00%
IHG Management SL d.o.o [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management SL d.o.o
Registered addresses	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
Ownership Percentage	100.00%
IHG Orchard Street Member, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Orchard Street Member, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG PS Nominees Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG PS Nominees Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHG Systems Pty Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Systems Pty Ltd
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
IHG Szalloda Budapest Szolgaltato Kft. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Szalloda Budapest Szolgaltato Kft.
Registered addresses	1052 Budapest, Apáczai Csere János u. 12 – 14A, Hungary
Ownership Percentage	100.00%
IND East Village SD Holdings, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IND East Village SD Holdings, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Berlin Service Company GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Berlin Service Company GmbH
Registered addresses	Budapester Str. 2, 10787 Berlin, Germany
Ownership Percentage	100.00%
InterContinental (Branston) 1 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (Branston) 1 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental (PB) 1 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 1
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental (PB) 3 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 3 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Brasil Administracao de Hoteis Ltda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Brasil Administracao de Hoteis Ltda
Registered addresses	Alameda Jau 536, Suite 3s-A, 01420-000 Sao Paulo, Brazil
Ownership Percentage	100.00%
Inter-Continental D.C. Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental D.C. Operating Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental Florida Investment Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Florida Investment Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental Florida Partner Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Florida Partner Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Gestion Hotelera S.L. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Gestion Hotelera S.L.
Registered addresses	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
Ownership Percentage	100.00%
Inter-Continental Hospitality Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hospitality Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Hotel Berlin GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotel Berlin GmbH
Registered addresses	Budapester Str. 2, 10787 Berlin, Germany
Ownership Percentage	100.00%
InterContinental Hotel Dusseldorf GmbH (Germany) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotel Düsseldorf GmbH
Registered addresses	Koenigsallee 59, D-40215, Dusseldorf, Germany
Ownership Percentage	100.00%
Inter-Continental Hoteleira Limitada [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hoteleira Limitada
Registered addresses	Alameda Jau 536, Suite 3S-E, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Operating Corp.
Registered addresses	1980 Pérodeau Street, Vaudreuil-Dorion J7V 8P7, Quebec, Canada
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Owning Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Owning Corp.
Registered addresses	1980 Pérodeau Street, Vaudreuil-Dorion J7V 8P7, Quebec, Canada
Ownership Percentage	100.00%
InterContinental Hotels (Puerto Rico) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels (Puerto Rico) Inc.
Registered addresses	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
Ownership Percentage	100.00%
Inter-Continental Hotels (Singapore) Pte. Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Singapore) Pte. Ltd.
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
Inter-Continental Hotels Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental Hotels Corporation de Venezuela C.A. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels Corporation de Venezuela C.A.
Registered addresses	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
Ownership Percentage	100.00%
Intercontinental Hotels Corporation Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hotels Corporation Limited
Registered addresses	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
Ownership Percentage	100.00%
InterContinental Hotels Group (Asia Pacific) Pte Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Asia Pacific) Pte Ltd
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
InterContinental Hotels Group (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
InterContinental Hotels Group (Canada) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Canada) Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
InterContinental Hotels Group (Espana) SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (España) SA
Registered addresses	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
Ownership Percentage	100.00%
InterContinental Hotels Group (Greater China) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Greater China) Limited
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
InterContinental Hotels Group (India) Pvt. Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (India) Pvt. Ltd
Registered addresses	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
Ownership Percentage	100.00%
InterContinental Hotels Group (Japan) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Japan) Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
InterContinental Hotels Group (New Zealand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (New Zealand) Limited
Registered addresses	Level 10, 2 Commerce Street, Auckland Central, Auckland 1000, New Zealand
Ownership Percentage	100.00%
InterContinental Hotels Group (Shanghai) Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Shanghai) Ltd.
Registered addresses	22nd Floor, Citigroup Tower, No. 33 Huayuanshiqiao Road, Pudong, Shanghai, P.R. China
Ownership Percentage	100.00%
InterContinental Hotels Group Customer Services Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Customer Services Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Hotels Group do Brasil Limitada [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group do Brasil Limitada
Registered addresses	Alameda Jau 536, Suite 3S-C, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
InterContinental Hotels Group Healthcare Trustee Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Healthcare Trustee Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
InterContinental Hotels Group Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Operating Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Hotels Group Resources LLC. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Resources, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Hotels Group Services Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Services Company
Ownership Percentage	100.00%
InterContinental Hotels Italia, S.r.L. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Italia, S.r.L.
Registered addresses	Viale Monte Nero n.84, 20135 Milano, Italy
Ownership Percentage	100.00%
InterContinental Hotels Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Intercontinental Hotels Management Montenegro doo [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Management Montenegro d.o.o.
Registered addresses	Bulevar Svetog Petra Cetinjskog 149 – 81000 Podgorica, Montenegro
Ownership Percentage	100.00%
InterContinental Hotels Management GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Management GmbH
Registered addresses	Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
Ownership Percentage	100.00%
InterContinental Hotels Nevada Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Nevada Corporation
Registered addresses	8275 South Eastern Avenue #200, Las Vegas, NV 89123, USA
Ownership Percentage	100.00%
Inter-Continental Hotels of San Francisco Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels of San Francisco Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental IOHC (Mauritius) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental IOHC (Mauritius) Limited
Registered addresses	JurisTax Services Ltd, Level 12, NeXTeracom Tower II, Ebene, Mauritius
Ownership Percentage	100.00%
InterContinental Management AM LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management AM LLC
Registered addresses	23/6 D. Anhaght Str., Yerevan, 0069, Armenia
Ownership Percentage	100.00%
InterContinental Management Bulgaria EOOD [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Bulgaria EOOD
Registered addresses	37A Professor Fridtjof Nansen Street, 5th Floor, District Sredets, Sofia, 1142, Bulgaria
Ownership Percentage	100.00%
InterContinental Management France SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management France SAS
Registered addresses	31–33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
InterContinental Management Poland sp. z.0.0 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Poland sp. Z.o.o
Registered addresses	Generation Park Z – ul. Towarowa 28, 00-839 Warsaw, Poland
Ownership Percentage	100.00%
InterContinental Overseas Holding Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Overseas Holdings, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KG Benefits LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Benefits LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KG Gift Card Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Gift Card Inc.
Registered addresses	2710 Gateway Oaks Drive, Suite 150N, Sacramento, CA 95833-3505, USA
Ownership Percentage	100.00%
KG Liability LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Liability LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KG Technology, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Technology, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHP Washington Operator LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHP Washington Operator LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG 11th Avenue Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG 11th Avenue Hotel LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG 851 LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG 851 LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Aertson LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Aertson LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Alexis LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Alexis, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Allegro, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Allegro, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Argyle, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Argyle, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Austin Beverage Company, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Austin Beverage Company, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Baltimore, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Baltimore, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Born LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Born LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Boston Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Boston Hotel, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Bozeman LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Bozeman LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Canary LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Canary LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Cayman LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Cayman Employer Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman Employer Ltd.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Dallas LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Dallas LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Dallas Beverage Company LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Dallas Beverage Company LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG DC 1731 LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG DC 1731 LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG DC 2505 LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG DC 2505 LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Employer, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Employer, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Goleta LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Goleta LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Gray LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Gray U2 LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray U2 LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Huntington Beach LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Huntington Beach LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Key West LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Key West LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG King Street, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG King Street, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG La Peer LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG La Peer LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Miami Beach LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Miami Beach LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Muse LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Muse LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG New Orleans LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG New Orleans LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG NPC LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG NPC LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Palladian LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palladian LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Palomar Phoenix LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palomar Phoenix LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Philly Monaco LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Philly Monaco LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Pittsburgh LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Pittsburgh LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Porsche Drive LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Porsche Drive LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Reynolds LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Reynolds LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Riverplace LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Riverplace LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Sacramento LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sacramento LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Savannah LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Savannah LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Schofield LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Schofield LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG SFD LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SFD LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG SF Wharf LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SF Wharf LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG SF Wharf U2 LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SF Wharf U2 LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG South Beach LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG South Beach LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG State Street LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG State Street LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Sutter LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Sutter Union LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter Union LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Taconic LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Taconic LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Tariff LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tariff LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Texas Hospitality, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Hospitality, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Texas Operations, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Operations, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Tryon LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tryon LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Vero Beach, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vero Beach, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Vintage Park LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vintage Park LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG VZ Austin LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG VZ Austin LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Wabash LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wabash LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Westwood, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Westwood, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Wilshire LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wilshire LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Kimpton Hollywood Licenses LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Hollywood Licenses LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Kimpton Hotel & Restaurant Group LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Hotel & Restaurant Group, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Kimpton Phoenix Licenses Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Phoenix Licenses Holdings LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Louisiana Acquisitions Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Louisiana Acquisitions Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Luxury Resorts And Spas (France) SAS [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Luxury Resorts and Spas (France) SAS
Registered addresses	95 Blvd. Berthier, 75017 Paris, France
Ownership Percentage	100.00%
Manchester Oxford Street Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Manchester Oxford Street Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Mercer Fairview Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Mercer Fairview Holdings LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Met Leeds Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Met Leeds Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
MH Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	MH Lodging LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Oxford Spires Hotel OpCo Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Oxford Spires Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Oxford Thames Hotel OpCo Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Oxford Thames Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
PML Services LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PML Services LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD 20815, USA
Ownership Percentage	100.00%
Pollstrong Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Pollstrong Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Powell Pine, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Powell Pine, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Priscilla Holiday of Texas, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Priscilla Holiday of Texas, Inc.
Registered addresses	5444 Westheimer #1000, Houston, TX 77056, USA
Ownership Percentage	100.00%
PT Regent Indonesia [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PT Regent Indonesia
Registered addresses	Menara Impreium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
Ownership Percentage	100.00%
PT SC Hotels & Resorts Indonesia [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PT SC Hotels & Resorts Indonesia
Registered addresses	Menara Impreium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
Ownership Percentage	100.00%
Raison dEtre Holdings BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Holdings (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O.Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Raison dEtre Services BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Services (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O.Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Raison d'Etre Spas, LLC
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Spas, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Raison dEtre Spas Sweden AB [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Spas, Sweden AB
Registered addresses	Grevgatan 13, 11453 Stockholm, Sweden
Ownership Percentage	100.00%
Regent Asia Pacific Hotel Management Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Asia Pacific Hotel Management Ltd
Registered addresses	14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong SAR
Ownership Percentage	100.00%
Regent Asia Pacific Management Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Asia Pacific Management Ltd
Registered addresses	Brumby Centre, Lot 42, Jalan Muhibbah, 87000 Labuan F.T., Malaysia
Ownership Percentage	100.00%
Regent Berlin GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Berlin GmbH
Registered addresses	Charlottenstrasse 49, Berlin, 10117, Germany
Ownership Percentage	100.00%
Regent International Hotels Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent International Hotels Ltd
Registered addresses	14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong
Ownership Percentage	100.00%
Resort Services International (Cayo Largo) L.P. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Resort Services International (Cayo Largo) L.P.
Registered addresses	2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
Ownership Percentage	100.00%
Roxburghe Hotel Edinburgh OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Roxburghe Hotel Edinburgh OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Russell London Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Russell London Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SBS Maryland Beverage Company LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SBS Maryland Beverage Company LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD 20815, USA
Ownership Percentage	100.00%
SC Hotels International Services, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Hotels International Services, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
SC Leisure Group Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Leisure Group Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SC NAS 2 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC NAS 2 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
KHRG Buckhead LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Buckhead LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
SC Quest Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Quest Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SC Reservations (Philippines) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Reservations (Philippines) Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
SCH Insurance Company [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SCH Insurance Company
Registered addresses	Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
Ownership Percentage	100.00%
SCIH Branston 3 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SCIH Branston 3
Registered addresses	Two Snowhill Snow Hill Queensway Birmingham B4 6GA
Ownership Percentage	100.00%
Semiramis for training of Hotel Personnel and Hotel Management SAE [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Semiramis for training of Hotel Personnel and Hotel Management SAE
Registered addresses	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
Ownership Percentage	100.00%
SF MH Acquisition LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SF MH Acquisition LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Six Continents Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Hotels de Colombia SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels de Colombia SA
Registered addresses	Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
Ownership Percentage	100.00%
Six Continents Hotels International Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels International Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Hotels, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Six Continents International Holdings B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents International Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
Six Continents Investments Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Investments Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Overseas Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Overseas Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Six Continents Restaurants Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Restaurants Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
SLC Sustainable Luxury Cyprus Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SLC Sustainable Luxury Cyprus Limited
Registered addresses	ATS Services Limited, Capital Center, 9th Floor, 2-4 Arch. Makarios III Ave., 1065 Nicosia, Cyprus
Ownership Percentage	100.00%
SixCo North America, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SixCo North America, Inc.
Registered addresses	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Six Senses America IP LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses Americas IP LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Six Senses Capital Pte Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses Capital Pte. Ltd
Registered addresses	C/O BDO LLP, 4 Atlantic Quay, 70 York Street, Glasgow G2 8JX, UK
Ownership Percentage	100.00%
Six Senses North America Management LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses North America Management LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Solamar Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Solamar Lodging LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Southern Pacific Hotels Properties Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Southern Pacific Hotels Properties Limited
Registered addresses	Flemming House, Wickhams Cay, P.O.Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
SPHC Management Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SPHC Management Ltd.
Registered addresses	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
Ownership Percentage	100.00%
St Davids Cardiff Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	St David’s Cardiff Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
Sustainable Luxury Holdings BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Holdings (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O.Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Sustainable Luxury Holdings Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Holding (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 10330, Thailand
Ownership Percentage	49.00%
Sustainable Luxury Hospitality Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Hospitality (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 10330, Thailand
Ownership Percentage	49.00%
Sustainable Luxury Lanka Pvt Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Lanka Pvt. Ltd
Registered addresses	Shop No. L3-6, Amity Building, No. 125, Highlevel Road, Maharagama, Colombo, Sri Lanka
Ownership Percentage	100.00%
Sustainable Luxury Maldives Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Maldives Private Limited
Registered addresses	Premier Chambers, M.Lux Lodge, 1st Floor, Orchid Magu, Male, Republic of Maldives
Ownership Percentage	100.00%
Sustainable Luxury Management Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Management (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 10330, Thailand
Ownership Percentage	100.00%
Sustainable Luxury Mauritius Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Mauritius Limited
Registered addresses	Venture Corporate Services (Mauritius) Ltd, Level 3, Tower 1, Nexteracom Towers, Cybercity, Ebene, Mauritius
Ownership Percentage	100.00%
Sustainable Luxury Operations Thailand Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Operations (Thailand) Ltd
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	99.98%
Sustainable Luxury Services BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Services (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O.Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Sustainable Luxury Singapore Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Singapore Private Limited
Registered addresses	Trident Corporate Services (Singapore) Pte. Limited, 96 Robinson Road, #16-01 SIF Building, 068899, Singapore
Ownership Percentage	100.00%
Sustainable Luxury UK Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury UK Limited
Registered addresses	Berg Kaprow Lewis LLP, 35 Ballards Lane, DX 57284 Finchley 2, London, N3 1XW, UK
Ownership Percentage	100.00%
Sustainable Luxury USA Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury USA Limited
Registered addresses	251 Little Falls Drive, Wilmington, DE19808, USA.
Ownership Percentage	100.00%
The Grand Central Hotel Glasgow Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Grand Central Hotel Glasgow Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
The Met Hotel Leeds Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Met Hotel Leeds Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
The Principal Edinburgh George Street Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal Edinburgh George Street Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
The Principal London Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal London Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
The Principal Manchester Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal Manchester Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
The Principal York Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal York Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
The Roxburghe Hotel Edinburgh Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Roxburghe Hotel Edinburgh Limited
Registered addresses	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
Ownership Percentage	100.00%
Universal de Hoteles SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Universal de Hoteles SA
Registered addresses	Calle 49, Sur 45 A 300 Of 1102 Envigado Antioquia, Colombia
Ownership Percentage	9.99%
Vista Rockville FFE LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Vista Rockville FF&E, LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD 20815, USA
Ownership Percentage	100.00%
White Shield Insurance Company Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	White Shield Insurance Company Limited
Registered addresses	Suite B, Ground Floor, Regal House, Queensway, Gibraltar
Ownership Percentage	100.00%
Wotton House Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Wotton House Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
York Station Road Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	York Station Road Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
Ownership Percentage	100.00%
IHG Mexico Operaciones SA de CV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Mexico Operaciones SA de CV
Registered addresses	Ontario # 1050, Col. Providencia. Guadalajara, Jalisco CP 44630, Mexico
Ownership Percentage	100.00%
H.I. Soaltee Management Company Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	H.I. Soaltee Management Company Ltd
Registered addresses	Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
IHG Technology Solutions LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Technology Solutions LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG ANA Hotels Group Japan LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Group Japan LLC
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	74.66%
IHG ANA Hotels Holdings Co., Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Holdings Co., Ltd.
Registered addresses	20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
Ownership Percentage	66.00%
Regent Hospitality Worldwide Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Hospitality Worldwide, Inc.
Registered addresses	Maples Corporate Services Ltd. – PO Box 309, Ugland House, Grand Cayman – KY- 1104, Cayman Islands
Ownership Percentage	51.00%
World Trade Centre Montreal Hotel Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	World Trade Centre Montreal Hotel Corporation
Registered addresses	Suite 2500, 1000 De La Gauchetiere St. West, Montreal QC H3B 0A2, Canada
Ownership Percentage	74.11%
IHG Peru SRL [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Peru SRL
Registered addresses	Bernardo Monteagudo 201, 15076, Lima, Peru
Ownership Percentage	100.00%
IHG Sermex SA de CV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Sermex SA de CV
Registered addresses	Ontario # 1050, Col. Providencia. Guadalajara, Jalisco CP 44630, Mexico
Ownership Percentage	100.00%